                     Morgan Stanley Institutional Fund, Inc.
                           1221 Avenue of the Americas
                               New York, NY 10020

November 18, 2005

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:    Larry Greene, Division of Investment Management

RE:      MORGAN STANLEY INSTITUTIONAL FUND, INC. - FOCUS EQUITY PORTFOLIO
         (FILE NO. 33-23166  811-05624)

Dear Mr. Greene:

Thank you for your telephonic comments on November 3, 2005 regarding the proxy statement on Schedule 14A for Morgan Stanley Institutional Fund, Inc. (the
"Fund") on behalf of its Focus Equity Portfolio (the "Portfolio") filed with the
Securities and Exchange Commission on October 28, 2005. Below, we describe the changes made to the proxy statement in response to the Staff's comments and provide any responses to or any supplemental explanations of such comments, as requested. These changes will be reflected in the definitive proxy materials, which will be filed via EDGAR on or about November 18, 2005.

COMMENT 1.        THE FIRST SENTENCE IN THE FIFTH PARAGRAPH ON PAGE 3 STATES:
                  "IF SHAREHOLDERS APPROVE THIS PROPOSAL, THE PORTFOLIO MAY
                  OPERATE AS A NON-DIVERSIFIED FUND OR, IN THE ADVISER'S
                  DISCRETION, IT MAY NOT." PLEASE CLARIFY THAT THE FUND EXPECTS
                  TO OPERATE IN A NON-DIVERSIFIED MANNER.

                       Response 1.  We have revised the disclosure accordingly.

COMMENT 2.        THE SECOND SENTENCE IN THE FIFTH PARAGRAPH ON PAGE 3 STATES:
                  "THE ADVISER WILL RESERVE FREEDOM OF ACTION TO OPERATE THE
                  PORTFOLIO IN A NON-DIVERSIFIED MANNER ONLY IF, AND WHEN, IT
                  WOULD BE IN SHAREHOLDERS' BEST INTERESTS TO DO SO, PROVIDED
                  THAT THE ADVISER DOES NOT OPERATE THE PORTFOLIO IN A
                  NON-DIVERSIFIED MANNER WITHIN THREE YEARS OF SHAREHOLDER
                  APPROVAL. 1940 ACT RULES WILL REQUIRE THE PORTFOLIO TO AGAIN
                  SEEK SHAREHOLDER APPROVAL TO RESERVE FREEDOM OF ACTION TO
                  OPERATE THE PORTFOLIO AS NON-DIVERSIFIED, IN THE EVENT THE
                  PORTFOLIO IS SUBSEQUENTLY RECLASSIFIED BY OPERATION OF LAW AS
                  A DIVERSIFIED FUND." PLEASE CLARIFY WHAT IS MEANT BY THIS
                  SENTENCE.

                       Response 2.  The Adviser believes that a non-diversified
                       classification is an essential tool in managing the
                       Portfolio over time given the likelihood that the
                       Portfolio may be invested in a limited number of issuers.
                       However, at certain times the operation of the Portfolio
                       as a non-diversified fund will not be beneficial to
                       shareholders. Therefore, the Adviser currently intends to
                       operate the Portfolio in a non-diversified manner in the
                       next three years when beneficial to shareholders;
                       however,

                       in the event that the Portfolio operates in a diversified
                       manner for a consecutive three-year period, under the
                       1940 Act interpretations the Portfolio would
                       automatically convert to a diversified fund and the
                       Portfolio would have to obtain shareholder approval in
                       order to operate after that point in a non-diversified
                       manner. The relevant disclosure has been clarified.

COMMENT 3.        ADD TEXT REGARDING THE TIMING FOR SUBMISSION OF SHAREHOLDER
                  PROPOSALS OTHER THAN THOSE COVERED BY RULE 14-8.

                       Response 3.  The text has been revised to indicate that
                       the Fund doesn't hold annual shareholder meetings. The
                       text indicates that shareholders must submit proposals
                       within a reasonable time before the Company begins to
                       print and mail proxy materials for any subsequent
                       meetings.

As you have requested and consistent with SEC Release 2004-89, the Fund hereby acknowledges that:

o    the Fund is responsible for the adequacy and accuracy of the disclosure in the filings;

o    the Staff's comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

o    the Fund may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you would like to discuss any of these responses in further detail or if you have any questions, please feel free to contact me at (212) 762-5442. Thank you.

Sincerely,

/s/ Rita Rubin

Rita Rubin